Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP (Tables)	12 Months Ended
Dec. 31, 2025
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Schedule of subsidiaries, associates, and joint ventures in Interconexion Electrica S.A. ESP

			Geographic	Ownership
			area of	interest
Company	Activity	Functional currency	operations	Ecopetrol	Assets	Liabilities	Equity	Profit (loss)
Concesión Costera-Cartagena-Barranquilla S.A.S	Roads	Colombian peso	Colombia	100%	2,663	2,425	238	40
Transelca S.A. E.S.P.	Electric power	Colombian peso	Colombia	100%	1,972	1,073	899	232
Internexa S.A.	Telecommunications	Colombian peso	Colombia	100%	676	433	243	44
Intercolombia S.A E.S.P.	Electric power	Colombian peso	Colombia	100%	427	273	154	53
XM Compañía de Expertos en Mercados S.A. E.S.P.	Electric power	Colombian peso	Colombia	100%	371	317	54	8
Inteia S. A. S.	Electric power	Colombian peso	Colombia	100%	30	12	18	4
Intervial Colombia S.A.S.	Roads	Colombian peso	Colombia	100%	1	—	1	—
HUB Digital de Servicios ISA S.A.S	Servicios	Colombian peso	Colombia	100%	—	—	—	—
ISA Energía Brasil S.A.	Electric power	Brazilian real	Brazil	36%	46	25	21	2
ISA Capital do Brasil	Electric power	Brazilian real	Brazil	100%	8	—	8	1
ISA Investimentos e Participações S.A.	Electric power	Brazilian real	Brazil	100%	1	—	1	—
Interligação Elétrica Riacho Grande	Electric power	Brazilian real	Brazil	36%	1	—	1	—
Interligação Elétrica Aguapeí S.A.	Electric power	Brazilian real	Brazil	36%	1	—	1	—
Interligação Elétrica Evrecy S.A.	Electric power	Brazilian real	Brazil	36%	1	—	1	—
Interligação Elétrica Itaquerê S.A.	Electric power	Brazilian real	Brazil	36%	1	—	1	—
Interligação Elétrica Itaúnas S.A.	Electric power	Brazilian real	Brazil	36%	1	—	1	—
Interligação Elétrica de Minas Gerais S.A.	Electric power	Brazilian real	Brazil	36%	1	—	1	—
Interligação Elétrica Jaguar 9 S.A.	Electric power	Brazilian real	Brazil	36%	1	—	1	—
Interligação Elétrica Norte E Nordeste S.A.	Electric power	Brazilian real	Brazil	36%	—	—	—	—
Interligação Elétrica Biguaçu S.A.	Electric power	Brazilian real	Brazil	36%	1	1	—	—
Fundo de Investimento Xavantes Referenciado DI	Electric power	Brazilian real	Brazil	21%	1	—	1	—
Interligação Elétrica Serra do Japi S.A.	Electric power	Brazilian real	Brazil	36%	1	1	—	—
Interligação Elétrica Tibagi S.A.	Electric power	Brazilian real	Brazil	36%	—	—	—	—
Interligação Elétrica Jaguar 8 S.A.	Electric power	Brazilian real	Brazil	36%	—	—	—	—
Interligação Elétrica Sul S.A.	Electric power	Brazilian real	Brazil	36%	—	—	—	—
Interligação Elétrica Jaguar 6 S.A.	Electric power	Brazilian real	Brazil	36%	—	—	—	—
Interligação Elétrica Itapura S.A.	Electric power	Brazilian real	Brazil	36%	—	—	—	—
Fundo De Investimento Barra Bonita Renda	Electric power	Brazilian real	Brazil	36%	—	—	—	—
Fundo De Investimento Referenciado Di Bandeirantes	Electric power	Brazilian real	Brazil	18%	—	—	—	—
Interligação Elétrica Pinheiros S.A.	Electric power	Brazilian real	Brazil	36%	—	—	—	—
Fundo De Investimento Assis	Electric power	Brazilian real	Brazil	36%	—	—	—	—
Ruta del Maipo Sociedad Concesionaria S.A.	Roads	Chilean peso	Chile	100%	1,733	1,039	694	94
Intervial Chile S.A.	Roads	Chilean peso	Chile	100%	1,224	221	1,003	114
ISA Inversiones Chile Vías Spa	Roads	Chilean peso	Chile	100%	1,039	—	1,039	114
Ruta del Loa Sociedad Concesionaria S.A.	Roads	Chilean peso	Chile	100%	399	311	88	7
Ruta de la Araucanía Sociedad Concesionaria S.A.	Roads	Chilean peso	Chile	100%	66	10	56	5
ISA Inversiones Costera Chile Spa	Roads	Chilean peso	Chile	100%	34	50	(16)	7
Ruta de los Ríos Sociedad Concesionaria S.A.	Roads	Chilean peso	Chile	75%	28	13	15	4
Ruta Orbital Sur Sociedad Concesionaria S.A.	Roads	Chilean peso	Chile	100%	19	3	16	1
Interchile S.A.	Electric power	US dollar	Chile	100%	1	1	—	—
ISA Inversiones Chile Spa	Electric power	US dollar	Chile	100%	1	1	—	—
Ruta del Bosque Sociedad Concesionaria S.A.	Roads	Chilean peso	Chile	100%	1	1	—	—
ISA Inversiones Tolten Ltda.	Roads	Chilean peso	Chile	100%	—	—	—	—
Interconexiones del Norte S.A.	Electric power	US dollar	Chile	100%	—	—	—	—
Interconexiones Viales Spa	Roads	Chilean peso	Chile	100%	—	—	—	—
Interconexiones Eléctricas Qoyllur Spa	Electric power	US dollar	Chile	100%	—	—	—	—
Consorcio Transmantaro S.A.	Electric power	US dollar	Peru	60%	2	2	—	—

			Geographic	Ownership
			area of	interest
Company	Activity	Functional currency	operations	Ecopetrol	Assets	Liabilities	Equity	Profit (loss)
Red de Energía del Perú	Electric power	US dollar	Peru	60%	—	—	—	—
ISA Perú	Electric power	US dollar	Peru	100%	—	—	—	—
Internexa Perú	Telecommunications	US dollar	Peru	100%	—	—	—	—
Proyectos de Infraestructura del Perú S.A.C.	Electric power	US dollar	Peru	100%	—	—	—	—
Ruta del Este Sociedad Concesionaria S.A.	Roads	US dollar	Panama	100%	—	—	—	—
Linear Systems Re Ltd.	Electric power	US dollar	Bermuda	100%	—	—	—	—
ISA Bolivia	Electric power	US dollar	Bolivia	100%	—	—	—	—